ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES AND VIE

As of September 30, 2025, details of the subsidiaries and VIE of the Company are set forth below:

Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
Subsidiaries
UTime HK	November 1, 2018	Hong Kong	100%	Investment Holding
UTime WFOE	December 18, 2018	China	100%	Investment Holding
Bridgetime	September 5, 2016	British Virgin Island	100%	Investment Holding
Do Mobile	October 24, 2016	India	99.99%	Sales of in-house brand products in India

UTIME LIMITED
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
(Amounts in thousands, except share data and per share data, or otherwise noted)

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES (cont.)

Name	Date of Incorporation	Place of Incorporation	Percentage of Beneficial Ownership	Principal Activities
VIE
UTime SZ	June 12, 2008	China	100%	Research and development of products, and sales
Subsidiaries of the VIE
Guizhou United Time Technology Co., Ltd. (“UTime GZ”)	September 23, 2016	China	VIE’s subsidiary	Manufacturing
UTime Technology (HK) Company Limited (“UTime Trading”)	June 25, 2015	Hong Kong	VIE’s subsidiary	Trading
UTime India Private Limited (“UTime India”)	February 7, 2019	India	UTime Trading’s subsidiary	Trading
Guangxi UTime Technology Co., Ltd. (“UTime Guangxi”)	November 1, 2021	China	UTime Trading’s subsidiary	Manufacturing
Gesoper S De R.L. De C.V. (“Gesoper”)	October 21, 2020	Mexico	UTime Trading’s subsidiary	Trading
Firts Communications And Technologies De Mexico S.A. De C.V. (“Firts”)	November 12, 2021	Mexico	Gesoper’s subsidiary	Trading

SCHEDULE OF BALANCE SHEET

	As of	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	517	8,394
Accounts receivable, net	-	51,171
Prepaid expenses and other current assets, net	11,640	15,911
Due from related parties	566	555
Inventories	6,351	4,694
Total current assets	19,074	80,725
Non-current assets
Property and equipment, net	39,599	36,684
Operating lease right-of-use assets, net	1,714	1,172
Finance lease right-of-use assets, net	2,246	2,246
Intangible assets, net	205	189
Deferred loss on sale-leaseback	605	526
Total non-current assets	44,369	40,817
Total assets	63,443	121,542

Liabilities
Current liabilities
Accounts payable	138,504	184,720
Short-term borrowings	57,600	62,367
Notes payable	-	8,000
Current portion of government grants	1,812	1,812
Due to related parties	16,949	17,162
Lease liability	4,085	2,554
Other payables and accrued liabilities	64,604	55,955
Current liabilities related to discontinued operations	1,601	-
Total current liabilities	285,155	332,570
Non-current liabilities
Long-term borrowings	6,000	5,700
Government grants	2,530	1,623
Lease liability - non-current	1,619	1,014
Total non-current liabilities	10,149	8,337

Total liabilities	295,304	340,907

SCHEDULE OF REVENUE NET INCOME AND CASH FLOWS OF VIE AND SUBSIDIARIES

The table sets forth the revenue, net loss and cash flows of the VIE and subsidiaries of VIE in the table below.

	Six months ended September 30,
	2024	2025
	RMB	RMB
Revenue	138,405	99,531
Net (loss)/income	(13,637)	9,123
Net cash (used in)/provided by operating activities	(4,520)	2,171
Net cash used in investing activities	-	(44)
Net cash provided by financing activities	2,048	4,467